Leases (Schedule of Future Minimum Lease Payments Under Non-cancelable Capital Leases and Operating Leases) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Leases
Capital leases, 2012	¥ 34,697
Capital leases, 2013	23,129
Capital leases, 2014	13,506
Capital leases, 2015	11,073
Capital leases, 2016	9,548
Capital leases, Thereafter	25,921
Total minimum lease payments, Capital leases	117,874
Operating leases, 2012	83,129
Operating leases, 2013	64,878
Operating leases, 2014	46,325
Operating leases, 2015	20,946
Operating leases, 2016	6,203
Operating leases, Thereafter	15,053
Total minimum lease payments, Operating leases	236,534
Less amount representing interest	7,697
Present value of net minimum lease payments	110,177
Less current portion	33,861
Long-term capital lease obligations	¥ 76,316